Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.73%
FAR EAST — 72.76%
China — 29.45%
AIA Group Ltd.	3,262,200	$34,211,860
Aier Eye Hospital Group Co. Ltd. - A	1,716,510	7,758,072
Alibaba Group Holding Ltd. *	3,672,600	46,515,301
BeiGene Ltd. *	1,001,700	16,673,019
China Resources Beer Holdings Co. Ltd.	2,662,000	21,384,937
China Resources Land Ltd.	5,030,000	22,905,787
Foshan Haitian Flavouring & Food Co. Ltd. - A	1,361,464	15,162,463
Galaxy Entertainment Group Ltd. *	4,525,000	30,268,473
H World Group Ltd. - ADR 1,*	435,883	21,349,549
Haidilao International Holding Ltd. 2,*	6,346,000	17,198,864
Industrial & Commercial Bank of China Ltd. - H	70,938,000	37,699,263
Jiangsu Hengli Hydraulic Co. Ltd. - A	1,718,964	16,570,631
KE Holdings, Inc. - ADR 1,*	647,104	12,191,439
Lenovo Group Ltd.	16,314,000	17,674,826
Li Ning Co. Ltd.	2,409,000	18,944,171
Meituan - B 2,*	1,143,964	20,754,042
PDD Holdings, Inc. 1,*	112,671	8,551,729
PetroChina Co. Ltd. - H	41,152,000	24,309,905
Ping An Insurance Group Co. of China Ltd. - H	6,294,000	40,717,230
Proya Cosmetics Co. Ltd. - A	1,416,797	37,517,027
Shanghai M&G Stationery, Inc. - A	1,795,268	12,828,467
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A	469,219	21,289,475
Tencent Holdings Ltd.	2,665,645	130,268,268
Trip.com Group Ltd. - ADR 1,*	815,144	30,706,474
Vipshop Holdings Ltd. - ADR 1,*	1,183,242	17,961,614
		681,412,886
India — 14.82%
Bharti Airtel Ltd.	1,035,203	9,440,539
Cipla Ltd.	1,684,899	18,492,862
Dabur India Ltd.	1,569,176	10,419,326
DLF Ltd.	3,463,170	15,090,628
HDFC Bank Ltd. - ADR [1]	454,995	30,334,517
Housing Development Finance Corp. Ltd.	1,045,394	33,523,767
ICICI Bank Ltd. - SP ADR [1]	2,164,187	46,703,155
ITC Ltd.	4,203,127	19,665,951
KPIT Technologies Ltd.	1,767,899	19,996,859
Larsen & Toubro Ltd.	900,037	23,757,657
Mahindra & Mahindra Ltd.	459,020	6,486,611
Max Healthcare Institute Ltd. *	2,838,915	15,268,619
NTPC Ltd.	8,642,420	18,451,081
Power Grid Corp. of India Ltd.	5,326,346	14,663,867
Reliance Industries Ltd.	1,339,759	38,095,497
	Shares, Principal Amount, or Number of Contracts	Value
Sun Pharmaceutical Industries Ltd.	1,882,098	$22,551,816
		342,942,752
Taiwan — 12.30%
Accton Technology Corp.	1,389,000	14,598,569
ASPEED Technology, Inc.	230,000	20,073,610
Chunghwa Telecom Co. Ltd.	2,992,000	11,761,241
Delta Electronics, Inc.	3,101,000	30,767,003
Hon Hai Precision Industry Co. Ltd.	2,615,000	8,951,131
Largan Precision Co. Ltd.	131,000	9,391,943
MediaTek, Inc.	887,000	22,996,473
Sinbon Electronics Co. Ltd.	1,258,000	14,158,398
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,631,325	151,745,851
		284,444,219
South Korea — 8.74%
LG Energy Solution Ltd. *	32,468	14,628,559
Macquarie Korea Infrastructure Fund	1,209,742	11,635,269
POSCO Future M Co. Ltd.	70,438	14,846,141
Samsung Electro-Mechanics Co. Ltd.	135,292	15,974,095
Samsung Electronics Co. Ltd.	2,419,536	119,648,382
SK Hynix, Inc.	371,213	25,403,946
		202,136,392
Indonesia — 3.09%
Bank Central Asia Tbk PT	21,189,175	12,396,602
Bank Mandiri Persero Tbk PT	48,951,100	33,709,999
Telkom Indonesia Persero Tbk PT	54,015,700	14,667,588
United Tractors Tbk PT	5,559,800	10,804,872
		71,579,061
Thailand — 1.66%
Airports of Thailand PCL - NVDR *	10,206,500	21,210,279
Energy Absolute PCL - NVDR	4,575,400	10,179,102
SCB X PCL - NVDR	2,362,500	7,098,242
		38,487,623
Singapore — 1.43%
Sea Ltd. - ADR 1,*	172,201	14,903,997
United Overseas Bank Ltd.	814,500	18,268,456
		33,172,453
Japan — 1.02%
Disco Corp.	203,300	23,650,238
Philippines — 0.25%
International Container Terminal Services, Inc.	1,443,397	5,667,340
Total FAR EAST (Cost $1,442,117,268)		1,683,492,964
NORTH AMERICA — 10.72%
United States — 6.47%
Copa Holdings SA - A *	96,177	8,881,946

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Exxon Mobil Corp.	200,051	$21,937,593
Liberty Media Corp.-Liberty Formula One - C *	319,569	23,913,348
MELI Kaszek Pioneer Corp. - A *	896,061	9,139,822
MercadoLibre, Inc. *	19,006	25,051,049
Parade Technologies Ltd.	226,000	7,824,540
Samsonite International SA 2,*	7,069,200	21,919,854
Southern Copper Corp.	210,313	16,036,366
Yum China Holdings, Inc.	235,685	14,940,072
		149,644,590
Mexico — 4.25%
America Movil SAB de CV 1,*	621,099	13,074,134
Arca Continental SAB de CV	1,685,300	15,279,929
Corp Inmobiliaria Vesta SAB de CV	6,416,300	20,188,913
Grupo Financiero Banorte SAB de CV - O	5,923,292	49,871,357
		98,414,333
Total NORTH AMERICA (Cost $203,456,875)		248,058,923
MIDDLE EAST — 5.34%
Saudi Arabia — 2.54%
Dr Sulaiman Al Habib Medical Services Group Co.	246,951	19,223,009
Nahdi Medical Co.	243,330	12,013,589
Saudi Arabian Oil Co. [2]	3,182,851	27,433,617
		58,670,215
United Arab Emirates — 1.79%
Abu Dhabi National Oil Co for Distribution PJSC	11,375,631	12,947,621
Abu Dhabi Ports Co. PJSC *	8,232,402	14,105,859
Dubai Electricity & Water Authority PJSC	21,170,189	14,411,293
		41,464,773
Israel — 0.63%
Elbit Systems Ltd.	85,551	14,570,243
Qatar — 0.38%
Qatar Gas Transport Co. Ltd.	9,357,632	8,913,052
Total MIDDLE EAST (Cost $125,076,718)		123,618,283
SOUTH AMERICA — 4.84%
Brazil — 4.15%
Banco do Brasil SA	3,184,600	24,592,379
Embraer SA *	1,553,500	6,369,152
Equatorial Energia SA	3,144,000	16,717,300
Iguatemi SA	1,857,700	7,081,211
SLC Agricola SA	1,672,214	15,041,332
Vale SA - SP ADR [1]	718,439	11,336,968
WEG SA	1,868,800	14,932,849
		96,071,191
Peru — 0.41%
Credicorp Ltd. [1]	70,575	9,343,424
	Shares, Principal Amount, or Number of Contracts	Value
Argentina — 0.28%
Grupo Financiero Galicia SA - ADR 1,*	589,545	$6,473,204
Total SOUTH AMERICA (Cost $108,154,076)		111,887,819
EUROPE — 1.99%
Netherlands — 0.59%
BE Semiconductor Industries NV	155,482	13,589,995
United Kingdom — 0.51%
Unilever PLC	226,712	11,735,936
Greece — 0.48%
OPAP SA	699,442	11,218,325
Jersey, C.I. — 0.41%
WNS Holdings Ltd. 1,*	100,656	9,378,120
Russia — 0.00%
Polyus PJSC 1,*,^	63,751	0
Total EUROPE (Cost $56,200,028)		45,922,376
AFRICA — 1.08%
South Africa — 1.08%
Standard Bank Group Ltd.	2,584,280	25,056,742
Total AFRICA (Cost $26,175,496)		25,056,742
Total COMMON STOCKS (Cost $1,961,180,461)		2,238,037,107
SHORT TERM INVESTMENTS — 4.70%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.70% [3] (Cost $108,844,910)	108,844,910	108,844,910

TOTAL INVESTMENTS (Cost $2,070,025,371)	101.43%	$2,346,882,017
Liabilities in Excess of Other Assets	(1.43)%	(33,192,983)
Net Assets	100.00%	$2,313,689,034

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $87,306,377, which represents 4% of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

[3]	7 day current yield as of March 31, 2023 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.46%
FAR EAST — 72.72%
China — 28.47%
Akeso, Inc. 1,*	269,000	$1,388,904
Bosideng International Holdings Ltd.	2,468,000	1,377,175
Centre Testing International Group Co. Ltd. - A	189,500	565,404
China Meidong Auto Holdings Ltd.	546,000	1,177,662
Estun Automation Co. Ltd. - A	303,278	1,237,915
Hygeia Healthcare Holdings Co. Ltd. 1,*	306,000	2,181,936
Innovent Biologics, Inc. 1,*	112,500	504,620
Jiangsu Hengli Hydraulic Co. Ltd. - A	187,350	1,806,034
Jinxin Fertility Group Ltd. [1]	1,292,500	869,700
Jiumaojiu International Holdings Ltd. [1]	458,000	1,088,809
KWG Group Holdings Ltd. *	4,682,500	744,697
Longshine Technology Group Co. Ltd. - A	134,825	525,572
Man Wah Holdings Ltd.	1,313,200	1,082,081
Ming Yang Smart Energy Group Ltd. - A	303,700	996,559
Nantong Jianghai Capacitor Co. Ltd. - A	254,300	811,673
Pacific Basin Shipping Ltd.	2,030,000	785,601
Proya Cosmetics Co. Ltd. - A	79,320	2,100,407
Shenzhen Kedali Industry Co. Ltd. - A	42,700	806,187
Silergy Corp.	70,000	1,111,361
SITC International Holdings Co. Ltd.	657,000	1,411,998
Sunresin New Materials Co. Ltd. - A	211,744	2,930,644
Suzhou Maxwell Technologies Co. Ltd. - A	10,680	474,039
Yadea Group Holdings Ltd. [1]	324,000	834,599
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. [1]	738,000	1,520,670
Yihai International Holding Ltd. *	391,000	1,148,809
Zhejiang Weixing New Building Materials Co. Ltd. - A	466,273	1,646,514
		31,129,570
India — 19.89%
APL Apollo Tubes Ltd.	75,927	1,117,050
Ashok Leyland Ltd.	317,662	540,679
AU Small Finance Bank Ltd. [1]	153,129	1,083,339
Bharat Forge Ltd.	95,660	899,278
Gujarat Fluorochemicals Ltd.	14,746	543,734
Indian Hotels Co. Ltd.	345,239	1,366,751
KPIT Technologies Ltd.	245,963	2,782,109
Linde India Ltd.	28,049	1,378,063
Max Healthcare Institute Ltd. *	418,607	2,251,406
	Shares, Principal Amount, or Number of Contracts	Value
Navin Fluorine International Ltd.	24,570	$1,279,893
Oberoi Realty Ltd.	99,520	1,023,494
PB Fintech Ltd. *	111,930	873,013
Praj Industries Ltd.	10,952	45,579
Radico Khaitan Ltd.	95,149	1,386,027
Rainbow Children's Medicare Ltd.	111,279	992,039
Syngene International Ltd. [1]	182,927	1,326,527
TVS Motor Co. Ltd.	108,202	1,422,208
Varun Beverages Ltd.	84,535	1,430,325
		21,741,514
Taiwan — 13.69%
Accton Technology Corp.	107,000	1,124,584
ASPEED Technology, Inc.	14,700	1,282,966
Chunghwa Precision Test Tech Co. Ltd.	77,000	1,445,177
Eclat Textile Co. Ltd.	49,000	800,067
Gloria Material Technology Corp.	692,000	1,173,660
Lite-On Technology Corp.	677,000	1,629,649
Lotes Co. Ltd.	29,753	899,268
Sinbon Electronics Co. Ltd.	225,000	2,532,305
Vanguard International Semiconductor Corp.	357,000	1,142,046
Voltronic Power Technology Corp.	37,550	2,138,235
Yageo Corp.	46,000	801,878
		14,969,835
South Korea — 6.22%
Hanwha Galleria Co. Ltd. *	35,858	58,667
Hanwha Solutions Corp. *	31,794	1,311,481
Hyundai Mipo Dockyard Co. Ltd. *	16,892	913,646
LEENO Industrial, Inc.	7,313	811,014
POSCO Future M Co. Ltd.	8,243	1,737,368
Samsung Engineering Co. Ltd. *	80,734	1,973,072
		6,805,248
Vietnam — 2.67%
FPT Corp.	660,680	2,387,143
Mobile World Investment Corp.	301,100	531,028
		2,918,171
Indonesia — 1.78%
Merdeka Copper Gold Tbk PT *	3,648,300	1,021,693
Sumber Alfaria Trijaya Tbk PT	4,798,200	923,177
		1,944,870
Total FAR EAST (Cost $69,864,853)		79,509,208
MIDDLE EAST — 7.71%
Saudi Arabia — 4.00%
Arabian Drilling Co. *	47,878	1,947,704
Leejam Sports Co. JSC	35,077	986,566
Nahdi Medical Co.	29,121	1,437,750
		4,372,020

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
United Arab Emirates — 2.88%
Abu Dhabi Ports Co. PJSC *	807,845	$1,384,207
Emirates Central Cooling Systems Corp. *	3,688,182	1,770,812
		3,155,019
Qatar — 0.83%
Qatar Gas Transport Co. Ltd.	948,814	903,736
Total MIDDLE EAST (Cost $7,367,319)		8,430,775
NORTH AMERICA — 7.45%
Mexico — 2.79%
FIBRA Macquarie Mexico [1]	393,400	624,812
Prologis Property Mexico SA de CV	146,200	526,547
TF Administradora Industrial S de RL de CV	331,600	610,939
Vista Energy SAB de CV 2,*	65,095	1,288,230
		3,050,528
United States — 2.61%
Copa Holdings SA - A *	14,582	1,346,648
Parade Technologies Ltd.	43,455	1,504,493
		2,851,141
Canada — 2.05%
Filo Mining Corp. *	81,800	1,406,609
Ivanhoe Mines Ltd. - A *	92,894	839,242
		2,245,851
Total NORTH AMERICA (Cost $6,808,922)		8,147,520
SOUTH AMERICA — 5.84%
Brazil — 4.58%
Orizon Valorizacao de Residuos SA *	189,800	1,374,692
Petro Rio SA *	197,700	1,218,158
Petroreconcavo SA	98,000	392,700
SLC Agricola SA	162,000	1,457,167
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	213,400	561,241
		5,003,958
Argentina — 1.26%
Pampa Energia SA - SP ADR 2,*	41,910	1,382,192
Total SOUTH AMERICA (Cost $5,321,884)		6,386,150
EUROPE — 0.74%
Jersey, C.I. — 0.74%
WNS Holdings Ltd. 2,*	8,720	812,442
Total EUROPE (Cost $810,724)		812,442
Total COMMON STOCKS (Cost $90,173,702)		103,286,095
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 1.99%
SOUTH AMERICA — 1.99%
Brazil — 1.99%
Bradespar SA, 3.04% [3]	255,400	$1,351,968
Metalurgica Gerdau SA, 3.38% [3]	350,900	820,401
		2,172,369
Total SOUTH AMERICA (Cost $2,272,618)		2,172,369
Total PREFERRED STOCKS (Cost $2,272,618)		2,172,369
SHORT TERM INVESTMENTS — 6.24%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.70% [4] (Cost $6,825,806)	6,825,806	6,825,806

TOTAL INVESTMENTS (Cost $99,272,126)	102.69%	$112,284,270
Liabilities in Excess of Other Assets	(2.69)%	(2,941,383)
Net Assets	100.00%	$109,342,887

JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $11,423,916, which represents 10% of net assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of March 31, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 19.85%
Brazil — 1.65%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/27 [1]	2,000,000	$370,551
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/31 [1]	2,500,000	432,057
		802,608
Chile — 1.02%
Chile Government International Bond 3.24%, 2/6/28 [2]	250,000	238,257
Chile Government International Bond 2.45%, 1/31/31 [2]	300,000	258,476
		496,733
China — 2.01%
China Government Bond 3.27%, 11/19/30 [1]	6,500,000	980,744
Colombia — 0.48%
Colombia Government International Bond 3.00%, 1/30/30 [2]	300,000	235,077
Czech Republic — 1.26%
Czech Republic Government Bond 2.40%, 9/17/25 [1]	10,000,000	432,793
Czech Republic Government Bond 1.20%, 3/13/31 [1]	5,000,000	178,501
		611,294
Dominican Republic — 0.52%
Dominican Republic International Bond 4.87%, 9/23/32 [2]	300,000	254,365
Indonesia — 1.26%
Indonesia Treasury Bond 7.00%, 9/15/30 [1]	9,000,000,000	614,085
Mexico — 3.68%
Mexican Bonos 7.75%, 5/29/31 [1]	5,000,000	260,516
Mexican Bonos 8.50%, 11/18/38 [1]	11,000,000	583,226
Mexico Government International Bond 4.50%, 4/22/29 [2]	260,000	253,808
Mexico Government International Bond 4.88%, 5/19/33 [2]	300,000	286,990
	Shares, Principal Amount, or Number of Contracts	Value
Petroleos Mexicanos 6.50%, 3/13/27 [2]	300,000	$272,676
Petroleos Mexicanos 6.70%, 2/16/32 [2]	169,000	134,526
		1,791,742
Oman — 1.48%
Oman Government International Bond 6.75%, 10/28/27 [2]	400,000	418,654
Oman Government International Bond 6.00%, 8/1/29 [2]	300,000	302,402
		721,056
Panama — 0.63%
Panama Government International Bond 2.25%, 9/29/32 [2]	400,000	306,152
Peru — 1.33%
Peruvian Government International Bond 6.95%, 8/12/31 [1]	2,500,000	646,730
Poland — 0.68%
Republic of Poland Government Bond 1.75%, 4/25/32 [1]	2,000,000	328,877
Qatar — 0.80%
Qatar Government International Bond 3.75%, 4/16/30 [2]	400,000	391,542
Saudi Arabia — 0.73%
Saudi Government International Bond 2.75%, 2/3/32 [2]	400,000	352,853
South Africa — 1.34%
Republic of South Africa Government Bond 8.88%, 2/28/35 [1]	8,000,000	385,645
Republic of South Africa Government Bond 8.50%, 1/31/37 [1]	5,900,000	266,883
		652,528
United Arab Emirates — 0.98%
Abu Dhabi Government International Bond 1.63%, 6/2/28 [2]	250,000	223,023
Abu Dhabi Government International Bond 1.70%, 3/2/31 [2]	300,000	253,285
		476,308
Total SOVEREIGN BONDS (Cost $10,048,315)		9,662,694

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 75.12%
Argentina — 0.82%
Pampa Energia SA - SP ADR 2,*	12,079	$398,366
Brazil — 5.31%
Banco do Brasil SA	56,900	439,398
Cia de Saneamento Basico do Estado de Sao Paulo *	18,800	187,538
Embraer SA - SP ADR 2,*	30,474	498,859
Iguatemi SA	58,600	223,373
Petro Rio SA *	73,100	450,416
Rumo SA	54,700	203,434
SLC Agricola SA	35,200	316,619
Vale SA - SP ADR [2]	16,956	267,566
		2,587,203
Canada — 1.39%
B2Gold Corp.	64,300	254,060
Ivanhoe Mines Ltd. - A *	46,700	421,907
		675,967
China — 12.59%
AIA Group Ltd.	33,600	352,375
Alibaba Group Holding Ltd. *	49,600	628,208
BeiGene Ltd. - ADR 2,*	934	201,305
BYD Co. Ltd. - H	6,561	192,999
China Resources Beer Holdings Co. Ltd.	46,000	369,537
China Resources Land Ltd.	80,000	364,307
H World Group Ltd. - ADR 2,*	5,486	268,704
Innovent Biologics, Inc. 3,*	50,500	226,518
KE Holdings, Inc. - ADR 2,*	16,495	310,766
Li Ning Co. Ltd.	33,684	264,888
Meituan - B 3,*	6,657	120,773
Ping An Insurance Group Co. of China Ltd. - H	68,500	443,141
Techtronic Industries Co. Ltd.	29,500	319,636
Tencent Holdings Ltd.	33,153	1,620,165
Trip.com Group Ltd. - ADR 2,*	11,810	444,883
		6,128,205
France — 1.76%
L'Oreal SA	1,111	496,442
LVMH Moet Hennessy Louis Vuitton SE	391	358,902
		855,344
India — 9.94%
Apollo Hospitals Enterprise Ltd.	4,666	245,388
Bharti Airtel Ltd.	26,684	243,345
DLF Ltd.	57,344	249,874
HDFC Bank Ltd. - ADR [2,4]	9,701	646,766
Housing Development Finance Corp. Ltd.	12,290	394,117
ICICI Bank Ltd. - SP ADR [2]	41,524	896,088
	Shares, Principal Amount, or Number of Contracts	Value
KPIT Technologies Ltd.	23,881	$270,120
MakeMyTrip Ltd. 2,*	15,552	380,557
Maruti Suzuki India Ltd.	2,344	237,045
Max Healthcare Institute Ltd. *	57,668	310,158
Power Grid Corp. of India Ltd.	102,198	281,359
Reliance Industries Ltd.	24,096	685,160
		4,839,977
Indonesia — 1.76%
Bank Central Asia Tbk PT	462,045	270,316
Bank Negara Indonesia Persero Tbk PT	941,200	588,947
		859,263
Italy — 0.81%
PRADA SpA	55,300	392,136
Mexico — 2.28%
America Movil SAB de CV 2,*	15,626	328,927
Grupo Financiero Banorte SAB de CV - O	92,871	781,931
		1,110,858
Netherlands — 1.23%
ASML Holding NV	876	596,949
Peru — 0.51%
Credicorp Ltd. [2]	1,880	248,893
Philippines — 0.50%
BDO Unibank, Inc.	102,390	242,836
Qatar — 0.52%
Qatar National Bank QPSC	57,501	254,048
Saudi Arabia — 3.40%
Nahdi Medical Co.	3,557	175,615
Saudi Arabian Oil Co. [3]	108,945	939,018
Saudi Telecom Co.	50,559	540,779
		1,655,412
Singapore — 0.76%
United Overseas Bank Ltd.	16,600	372,322
South Korea — 10.11%
Hankook Tire & Technology Co. Ltd.	12,863	344,060
Kia Corp.	3,738	233,281
LEENO Industrial, Inc.	1,652	183,207
LG Energy Solution Ltd. *	1,410	635,280
Macquarie Korea Infrastructure Fund	44,563	428,606
Samsung Card Co. Ltd.	14,533	339,491
Samsung Electronics Co. Ltd.	39,540	1,955,291
Samsung Engineering Co. Ltd. *	13,963	341,244
SK Hynix, Inc.	6,731	460,636
		4,921,096
Taiwan — 9.56%
ASPEED Technology, Inc.	4,000	349,106

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Delta Electronics, Inc.	48,986	$486,022
Hon Hai Precision Industry Co. Ltd.	121,103	414,535
MediaTek, Inc.	10,000	259,261
Sinbon Electronics Co. Ltd.	40,136	451,718
Taiwan Semiconductor Manufacturing Co. Ltd.	153,668	2,692,974
		4,653,616
Thailand — 1.05%
Airports of Thailand PCL - NVDR *	136,600	283,871
PTT Exploration & Production PCL - NVDR	51,400	225,868
		509,739
United Arab Emirates — 1.94%
Air Arabia PJSC	983,661	568,418
Dubai Electricity & Water Authority PJSC	554,709	377,610
		946,028
United States — 8.88%
Airbnb, Inc. - A *	1,957	243,451
EPAM System, Inc. *	412	123,188
Liberty Media Corp.-Liberty Formula One - C 4,*	6,877	514,606
MELI Kaszek Pioneer Corp. - A 4,*	18,498	188,680
Meta Platforms, Inc. - A *	2,108	446,769
PriceSmart, Inc.	6,121	437,529
Samsonite International SA 3,*	362,154	1,122,951
Southern Copper Corp.	6,601	503,326
Uber Technologies, Inc. *	11,346	359,668
Yum China Holdings, Inc.	6,053	383,700
		4,323,868
Total COMMON STOCKS (Cost $30,478,965)		36,572,126
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 4.04%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.70% [5] (Cost $1,965,963)	1,965,963	$1,965,963

TOTAL INVESTMENTS (Cost $42,493,243)	99.01%	$48,200,783
Other Assets in Excess of Liabilities	0.99%	480,040
Net Assets	100.00%	$48,680,823

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security, par value shown in local currency.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $2,409,260, which represents 5% of net assets.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[5]	7 day current yield as of March 31, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.82%
EUROPE — 54.73%
United Kingdom — 12.28%
Abcam PLC - SP ADR 1,*	115,438	$1,553,795
Balfour Beatty PLC	372,204	1,709,878
ConvaTec Group PLC [2]	1,114,605	3,149,669
Cranswick PLC	23,151	861,749
Ergomed PLC *	51,417	644,454
Genus PLC	32,946	1,170,959
Network International Holdings PLC 2,*	261,289	794,925
OSB Group PLC	395,702	2,367,051
Pets at Home Group PLC	320,177	1,458,641
Rolls-Royce Holdings PLC *	1,847,551	3,402,936
RS GROUP PLC	124,254	1,404,855
Serco Group PLC	1,628,732	3,082,119
WH Smith PLC	125,663	2,326,084
Yellow Cake PLC 2,*	246,991	1,126,616
		25,053,731
Germany — 11.76%
AIXTRON SE	47,394	1,610,809
Befesa SA [2]	26,667	1,211,771
Bilfinger SE	26,610	1,128,468
Covestro AG [2]	42,740	1,770,006
Gerresheimer AG	37,214	3,689,994
GFT Technologies SE	57,196	2,226,791
HUGO BOSS AG	37,548	2,700,096
Nordex SE *	179,473	2,637,843
Rheinmetall AG	5,635	1,669,371
SMA Solar Technology AG *	24,306	2,617,711
TeamViewer SE 2,*	161,052	2,743,587
		24,006,447
France — 5.16%
Coface SA	135,214	1,915,310
Edenred	37,229	2,203,389
Faurecia SE *	41,831	909,136
Gaztransport Et Technigaz SA	3,754	384,137
IPSOS	23,221	1,439,285
Sopra Steria Group SACA	12,496	2,625,970
Vallourec SA *	83,669	1,056,767
		10,533,994
Denmark — 4.08%
Ambu A/S - B *	145,919	2,194,204
ISS A/S *	199,771	4,077,137
Royal Unibrew A/S	23,547	2,052,625
		8,323,966
Switzerland — 3.51%
Burckhardt Compression Holding AG	1,493	928,322
Comet Holding AG	3,735	1,038,901
Flughafen Zurich AG *	11,285	2,067,591
Siegfried Holding AG *	1,754	1,290,495
Tecan Group AG	4,216	1,846,775
		7,172,084
	Shares, Principal Amount, or Number of Contracts	Value
Italy — 3.10%
Amplifon SpA	17,436	$604,341
Banco BPM SpA	339,884	1,327,706
Leonardo SpA	287,038	3,366,259
Saipem SpA *	687,943	1,030,085
		6,328,391
Austria — 2.58%
BAWAG Group AG 2,*	42,369	2,057,822
DO & CO AG *	27,399	3,208,428
		5,266,250
Netherlands — 2.54%
BE Semiconductor Industries NV	6,078	531,251
Corbion NV	36,923	1,215,624
Fugro NV *	229,873	2,920,831
OCI NV	15,137	513,142
		5,180,848
Finland — 2.42%
Metso Outotec OYJ	451,795	4,933,324
Ireland — 1.94%
Glanbia PLC	270,982	3,964,891
Spain — 1.64%
Indra Sistemas SA	168,438	2,279,748
Viscofan SA	14,913	1,068,003
		3,347,751
Norway — 1.39%
Aker Solutions ASA	314,861	1,148,878
Schibsted ASA - A	98,834	1,677,696
		2,826,574
Belgium — 1.30%
Lotus Bakeries NV	219	1,532,724
Shurgard Self Storage Ltd.	23,318	1,115,217
		2,647,941
Jersey, C.I. — 0.53%
WNS Holdings Ltd. 1,*	11,500	1,071,455
Sweden — 0.50%
Note AB *	46,182	1,030,135
Total EUROPE (Cost $99,908,886)		111,687,782
FAR EAST — 27.93%
Japan — 20.35%
ABC-Mart, Inc.	19,100	1,056,966
Asics Corp.	146,800	4,181,516
Azbil Corp.	49,400	1,353,041
Calbee, Inc.	45,600	952,236
Capcom Co. Ltd.	73,200	2,619,872
Fujitec Co. Ltd.	43,850	1,090,674
Fukuoka Financial Group, Inc.	118,600	2,281,975
Goldwin, Inc.	22,400	2,137,156
Harmonic Drive Systems, Inc.	43,400	1,447,319
Hoshizaki Corp.	81,400	3,007,269
IHI Corp.	84,500	2,122,572

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kusuri no Aoki Holdings Co. Ltd.	26,100	$1,323,744
M&A Capital Partners Co. Ltd. *	35,900	1,007,379
MINEBEA MITSUMI, Inc.	64,354	1,228,936
MonotaRO Co. Ltd.	162,990	2,052,960
Morinaga & Co. Ltd.	75,900	2,149,714
NET One Systems Co. Ltd.	56,700	1,360,589
Nichias Corp.	53,630	1,080,866
Rohto Pharmaceutical Co. Ltd.	106,900	2,237,179
Sundrug Co. Ltd.	103,600	2,842,277
Tokai Carbon Co. Ltd.	205,200	1,960,102
Visional, Inc. *	17,500	984,477
Yokogawa Electric Corp.	64,600	1,051,916
		41,530,735
China — 2.28%
AK Medical Holdings Ltd. [2]	962,000	1,125,989
Autohome, Inc. - ADR [1]	36,740	1,229,688
Jiumaojiu International Holdings Ltd. [2]	572,000	1,359,822
Topsports International Holdings Ltd. [2]	1,028,000	937,075
		4,652,574
Taiwan — 1.30%
Hiwin Technologies Corp.	135,000	1,113,912
Vanguard International Semiconductor Corp.	478,000	1,529,126
		2,643,038
South Korea — 1.18%
Hyundai Electric & Energy System Co. Ltd.	42,960	1,253,651
KT Corp.	34,223	773,770
LEENO Industrial, Inc.	3,461	383,826
		2,411,247
Indonesia — 1.15%
Indosat Tbk PT	2,603,200	1,208,706
Sumber Alfaria Trijaya Tbk PT	5,899,000	1,134,972
		2,343,678
Australia — 0.78%
Cochlear Ltd.	6,740	1,073,011
Paladin Energy Ltd. *	1,194,949	523,384
		1,596,395
India — 0.53%
Max Healthcare Institute Ltd. *	201,583	1,084,180
Singapore — 0.36%
Hafnia Ltd.	129,433	742,390
Total FAR EAST (Cost $55,747,576)		57,004,237
NORTH AMERICA — 9.18%
Canada — 5.80%
Boardwalk REIT	43,974	1,794,100
Cameco Corp.	54,600	1,429,740
K92 Mining, Inc. *	153,154	870,309
Kinaxis, Inc. *	26,911	3,694,862
	Shares, Principal Amount, or Number of Contracts	Value
Major Drilling Group International, Inc. *	199,733	$1,570,967
Precision Drilling Corp. *	15,000	770,810
Xenon Pharmaceuticals, Inc. 1,*	47,908	1,714,627
		11,845,415
United States — 2.03%
Samsonite International SA 2,*	1,333,200	4,133,926
Mexico — 1.35%
Banco del Bajio SA [2]	361,746	1,315,896
GCC SAB de CV	180,686	1,433,857
		2,749,753
Total NORTH AMERICA (Cost $16,218,547)		18,729,094
SOUTH AMERICA — 1.52%
Brazil — 1.52%
Embraer SA - SP ADR 1,*	114,557	1,875,298
Sendas Distribuidora SA	399,800	1,224,220
		3,099,518
Total SOUTH AMERICA (Cost $2,724,261)		3,099,518
MIDDLE EAST — 1.46%
Israel — 1.46%
Nice Ltd. - SP ADR 1,*	13,019	2,979,919
Total MIDDLE EAST (Cost $2,702,308)		2,979,919
Total COMMON STOCKS (Cost $177,301,578)		193,500,550
PREFERRED STOCKS — 1.10%
EUROPE — 1.10%
Germany — 1.10%
FUCHS PETROLUB SE, 2.85% [3]	55,124	2,247,651
Total EUROPE (Cost $2,013,550)		2,247,651
Total PREFERRED STOCKS (Cost $2,013,550)		2,247,651
SHORT TERM INVESTMENTS — 3.69%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.70% [4] (Cost $7,526,662)	7,526,662	7,526,662

TOTAL INVESTMENTS (Cost $186,841,790)	99.61%	$203,274,863
Other Assets In Excess of Liabilities	0.39%	799,141
Net Assets	100.00%	$204,074,004

ADR	American Depositary Receipt
PLC	Public Limited Company

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $21,727,104, which represents 11% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of March 31, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.39%
HEALTH CARE — 31.44%
Biotechnology — 17.57%
89bio, Inc. *	31,764	$483,766
Acumen Pharmaceuticals, Inc. *	57,936	235,220
Apellis Pharmaceuticals, Inc. *	7,276	479,925
Astria Therapeutics, Inc. *	65,320	868,756
Avidity Biosciences, Inc. *	33,009	506,688
Biohaven Ltd. *	44,243	604,359
Biomea Fusion, Inc. *	55,963	1,735,413
Bioxcel Therapeutics, Inc. *	38,587	720,033
Chinook Therapeutics, Inc. *	74,319	1,720,485
Crinetics Pharmaceuticals, Inc. *	144,045	2,313,363
Cytokinetics, Inc. *	18,354	645,877
Day One Biopharmaceuticals, Inc. *	49,679	664,208
Dynavax Technologies Corp. *	107,610	1,055,654
IVERIC bio, Inc. *	47,722	1,161,076
KalVista Pharmaceuticals, Inc. *	59,171	465,084
Merus NV 1,*	70,117	1,290,153
Mineralys Therapeutics, Inc. *	25,981	406,862
Morphic Holding, Inc. *	29,685	1,117,343
Nuvalent, Inc. - A *	72,084	1,880,672
Prometheus Biosciences, Inc. *	20,789	2,231,076
Relay Therapeutics, Inc. *	33,531	552,256
REVOLUTION Medicines, Inc. *	22,195	480,744
SpringWorks Therapeutics, Inc. *	40,466	1,041,595
Vaxcyte, Inc. *	37,996	1,424,090
VectivBio Holding AG 1,*	41,549	357,321
Veracyte, Inc. *	42,042	937,537
Viridian Therapeutics, Inc. *	37,933	965,016
Xenon Pharmaceuticals, Inc. 1,*	112,193	4,015,387
		30,359,959
Health Care Equipment & Supplies — 8.29%
Alphatec Holdings, Inc. *	136,169	2,124,236
EDAP TMS SA - ADR 1,*	81,063	897,367
Establishment Labs Holdings, Inc. 1,*	17,842	1,208,617
Inspire Medical Systems, Inc. *	6,954	1,627,723
PROCEPT BioRobotics Corp. *	47,405	1,346,302
RxSight, Inc. *	49,469	825,143
TransMedics Group, Inc. *	56,731	4,296,239
Treace Medical Concepts, Inc. *	79,179	1,994,519
		14,320,146
Pharmaceuticals — 3.75%
DICE Therapeutics, Inc. *	61,616	1,765,298
Harrow Health, Inc. *	31,268	661,631
Structure Therapeutics, Inc. *	48,005	1,142,039
Terns Pharmaceuticals, Inc. *	67,574	800,076
	Shares, Principal Amount, or Number of Contracts	Value
Ventyx Biosciences, Inc. *	62,938	$2,108,423
		6,477,467
Health Care Providers & Services — 1.01%
Hims & Hers Health, Inc. *	176,239	1,748,291
Health Care Technology — 0.82%
Phreesia, Inc. *	43,755	1,412,849
Total HEALTH CARE (Cost $42,071,283)		54,318,712
INFORMATION TECHNOLOGY — 17.57%
Semiconductors & Semiconductor Equipment — 8.20%
Aehr Test Systems *	108,869	3,377,117
Axcelis Technologies, Inc. *	23,005	3,065,416
Impinj, Inc. *	30,676	4,157,212
Maxeon Solar Technologies Ltd. 1,*	37,630	998,700
PDF Solutions, Inc. *	8,145	345,348
SiTime Corp. *	10,458	1,487,441
SkyWater Technology, Inc. *	65,393	744,172
		14,175,406
Communications Equipment — 3.61%
Aviat Networks, Inc. *	32,409	1,116,814
Calix, Inc. *	8,887	476,254
Digi International, Inc. *	63,578	2,141,307
Extreme Networks, Inc. *	29,978	573,180
Harmonic, Inc. *	131,903	1,924,465
		6,232,020
Software — 2.70%
Agilysys, Inc. *	46,937	3,872,772
Model N, Inc. *	23,815	797,088
		4,669,860
Electronic Equipment, Instruments & Components — 1.59%
Arlo Technologies, Inc. *	131,001	793,866
CTS Corp.	19,707	974,708
Napco Security Technologies, Inc. *	25,850	971,443
		2,740,017
IT Services — 1.47%
Fastly, Inc. - A *	111,739	1,984,485
Grid Dynamics Holdings, Inc. *	48,718	558,308
		2,542,793
Total INFORMATION TECHNOLOGY (Cost $22,083,301)		30,360,096
INDUSTRIALS — 17.26%
Machinery — 4.46%
Energy Recovery, Inc. *	29,773	686,268
EnPro Industries, Inc.	7,774	807,641
Federal Signal Corp.	43,115	2,337,264

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
The Shyft Group, Inc.	55,023	$1,251,773
Wabash National Corp.	106,634	2,622,130
		7,705,076
Trading Companies & Distributors — 3.84%
FTAI Aviation Ltd.	70,815	1,979,987
GMS, Inc. *	14,826	858,277
H&E Equipment Services, Inc.	33,721	1,491,480
Karat Packaging, Inc.	60,776	810,144
McGrath RentCorp	16,070	1,499,492
		6,639,380
Construction & Engineering — 2.06%
MYR Group, Inc. *	15,421	1,943,200
Sterling Infrastructure, Inc. *	42,466	1,608,612
		3,551,812
Aerospace & Defense — 1.22%
AAR Corp. *	38,777	2,115,285
Professional Services — 1.13%
Huron Consulting Group, Inc. *	15,538	1,248,789
NV5 Global, Inc. *	6,739	700,654
		1,949,443
Commercial Services & Supplies — 1.04%
Montrose Environmental Group, Inc. *	36,796	1,312,514
Performant Financial Corp. *	143,103	486,550
		1,799,064
Passenger Airlines — 0.87%
Sun Country Airlines Holdings, Inc. *	73,225	1,501,113
Air Freight & Logistics — 0.77%
Forward Air Corp.	12,259	1,321,030
Building Products — 0.75%
Tecnoglass, Inc.	30,996	1,300,592
Ground Transportation — 0.62%
ArcBest Corp.	11,566	1,068,930
Electrical Equipment — 0.50%
Shoals Technologies Group, Inc. - A *	38,246	871,626
Total INDUSTRIALS (Cost $26,474,809)		29,823,351
CONSUMER DISCRETIONARY — 12.01%
Hotels, Restaurants & Leisure — 5.57%
Dave & Buster's Entertainment, Inc. *	12,117	445,784
Everi Holdings, Inc. *	67,472	1,157,145
Full House Resorts, Inc. *	67,857	490,606
Kura Sushi USA, Inc. - A *	25,132	1,654,691
Playa Hotels & Resorts NV 1,*	181,436	1,741,786
Portillo's, Inc. - A *	32,516	694,867
	Shares, Principal Amount, or Number of Contracts	Value
Xponential Fitness, Inc. - A *	113,359	$3,444,980
		9,629,859
Automobile Components — 2.57%
Gentherm, Inc. *	18,354	1,108,948
Modine Manufacturing Co. *	67,638	1,559,056
XPEL, Inc. *	26,060	1,770,777
		4,438,781
Household Durables — 1.65%
Century Communities, Inc.	20,833	1,331,645
Installed Building Products, Inc.	13,240	1,509,757
		2,841,402
Diversified Consumer Services — 1.29%
European Wax Center, Inc. - A	8,718	165,642
OneSpaWorld Holdings Ltd. 1,*	59,103	708,645
Stride, Inc. *	34,683	1,361,308
		2,235,595
Specialty Retail — 0.93%
Arhaus, Inc. *	58,346	483,688
Boot Barn Holdings, Inc. *	14,596	1,118,638
		1,602,326
Total CONSUMER DISCRETIONARY (Cost $18,167,308)		20,747,963
CONSUMER STAPLES — 8.26%
Personal Care Products — 2.77%
elf Beauty, Inc. *	49,257	4,056,314
The Beauty Health Co. *	56,965	719,468
		4,775,782
Beverages — 2.62%
Celsius Holdings, Inc. *	11,229	1,043,623
MGP Ingredients, Inc.	7,345	710,409
The Duckhorn Portfolio, Inc. *	60,332	959,279
The Vita Coco Co., Inc. *	92,760	1,819,951
		4,533,262
Food Products — 2.56%
Sovos Brands, Inc. *	69,936	1,166,532
SunOpta, Inc. 1,*	107,523	827,927
The Real Good Food Co., Inc. *	74,304	313,563
Utz Brands, Inc.	34,214	563,505
Vital Farms, Inc. *	101,671	1,555,566
		4,427,093
Consumer Staples Distribution & Retail — 0.31%
The Chefs' Warehouse, Inc. *	15,797	537,888
Total CONSUMER STAPLES (Cost $9,573,636)		14,274,025

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
FINANCIALS — 5.02%
Financial Services — 3.33%
Flywire Corp. *	52,882	$1,552,615
I3 Verticals, Inc. - A *	36,415	893,260
International Money Express, Inc. *	57,390	1,479,514
Payoneer Global, Inc. *	220,550	1,385,054
Remitly Global, Inc. *	25,981	440,378
		5,750,821
Banks — 0.82%
The Bancorp, Inc. *	30,081	837,756
Triumph Financial, Inc. *	9,882	573,749
		1,411,505
Insurance — 0.48%
BRP Group, Inc. - A *	32,496	827,348
Consumer Finance — 0.39%
NerdWallet, Inc. - A *	41,661	674,075
Total FINANCIALS (Cost $7,913,898)		8,663,749
COMMUNICATION SERVICES — 3.30%
Media — 2.06%
Magnite, Inc. *	53,006	490,836
Perion Network Ltd. 1,*	77,657	3,073,664
		3,564,500
Interactive Media & Services — 1.24%
EverQuote, Inc. - A *	153,986	2,140,405
Total COMMUNICATION SERVICES (Cost $4,518,388)		5,704,905
ENERGY — 2.69%
Oil, Gas & Consumable Fuels — 2.27%
DHT Holdings, Inc.	48,630	525,690
Green Plains, Inc. *	31,745	983,778
Par Pacific Holdings, Inc. *	31,818	929,086
Uranium Energy Corp. *	514,516	1,481,806
		3,920,360
Energy Equipment & Services — 0.42%
Oceaneering International, Inc. *	41,432	730,446
Total ENERGY (Cost $5,519,993)		4,650,806
MATERIALS — 1.84%
Metals & Mining — 1.56%
ATI, Inc. *	68,282	2,694,408
	Shares, Principal Amount, or Number of Contracts	Value
Chemicals — 0.28%
Aspen Aerogels, Inc. *	65,691	$489,398
Total MATERIALS (Cost $2,248,832)		3,183,806
Total COMMON STOCKS (Cost $138,571,448)		171,727,413
WARRANTS — 0.00%
EQRx, Inc., Exp. 12/31/28, Strike $11.50 *	17,705	3,215
Total WARRANTS (Cost $0)		3,215
SHORT TERM INVESTMENTS — 0.45%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.70% [2] (Cost $775,506)	775,506	775,506

TOTAL INVESTMENTS (Cost $139,346,954)	99.84%	$172,506,134
Other Assets In Excess of Liabilities	0.16%	278,257
Net Assets	100.00%	$172,784,391

ADR	American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.53%
INDUSTRIALS — 24.61%
Construction & Engineering — 5.78%
Comfort Systems USA, Inc.	50,373	$7,352,443
EMCOR Group, Inc.	31,340	5,095,571
Fluor Corp. *	154,272	4,768,548
Valmont Industries, Inc.	10,730	3,425,874
WillScot Mobile Mini Holdings Corp. *	155,622	7,295,559
		27,937,995
Machinery — 3.92%
Chart Industries, Inc. *	40,369	5,062,273
Esab Corp.	38,756	2,289,317
Federal Signal Corp.	81,063	4,394,425
SPX Technologies, Inc. *	56,239	3,969,349
The Shyft Group, Inc.	142,766	3,247,926
		18,963,290
Trading Companies & Distributors — 3.85%
Applied Industrial Technologies, Inc.	36,855	5,238,201
Core & Main, Inc. - A *	119,193	2,753,359
FTAI Aviation Ltd.	174,294	4,873,260
Herc Holdings, Inc.	21,560	2,455,684
SiteOne Landscape Supply, Inc. *	24,324	3,329,226
		18,649,730
Aerospace & Defense — 2.34%
Axon Enterprise, Inc. *	38,831	8,731,150
Hexcel Corp.	37,880	2,585,310
		11,316,460
Professional Services — 2.13%
ExlService Holdings, Inc. *	15,245	2,467,098
Exponent, Inc.	30,764	3,066,863
FTI Consulting, Inc. *	24,199	4,775,673
		10,309,634
Building Products — 2.02%
AAON, Inc.	65,893	6,371,194
The AZEK Co, Inc. *	143,704	3,382,792
		9,753,986
Commercial Services & Supplies — 2.00%
Driven Brands Holdings, Inc. *	100,309	3,040,366
MSA Safety, Inc.	14,907	1,990,084
Tetra Tech, Inc.	31,715	4,659,251
		9,689,701
Ground Transportation — 1.34%
Saia, Inc. *	23,811	6,478,497
Electrical Equipment — 1.23%
Atkore, Inc. *	24,937	3,503,150
	Shares, Principal Amount, or Number of Contracts	Value
Encore Wire Corp.	13,156	$2,438,201
		5,941,351
Total INDUSTRIALS (Cost $105,070,923)		119,040,644
INFORMATION TECHNOLOGY — 20.40%
Software — 7.66%
Agilysys, Inc. *	50,073	4,131,523
CyberArk Software Ltd. 1,*	29,464	4,360,083
EngageSmart, Inc. *	284,082	5,468,578
Instructure Holdings, Inc. *	100,747	2,609,347
Monday.com Ltd. 1,*	34,316	4,898,609
Paylocity Holding Corp. *	11,893	2,364,091
Sprout Social, Inc. - A *	78,399	4,772,931
SPS Commerce, Inc. *	29,976	4,565,345
Tenable Holdings, Inc. *	81,163	3,856,054
		37,026,561
Semiconductors & Semiconductor Equipment — 7.37%
Allegro MicroSystems, Inc. *	95,244	4,570,760
Ambarella, Inc. *	27,875	2,158,083
Axcelis Technologies, Inc. *	68,982	9,191,851
Impinj, Inc. *	58,727	7,958,683
Rambus, Inc. *	77,011	3,947,584
SiTime Corp. *	28,776	4,092,810
Synaptics, Inc. *	33,666	3,741,976
		35,661,747
Technology Hardware, Storage & Peripherals — 1.86%
Super Micro Computer, Inc. *	84,302	8,982,378
Electronic Equipment, Instruments & Components — 1.51%
Badger Meter, Inc.	42,970	5,234,605
Plexus Corp. *	21,185	2,067,021
		7,301,626
Communications Equipment — 1.05%
Calix, Inc. *	49,010	2,626,446
Digi International, Inc. *	73,422	2,472,853
		5,099,299
IT Services — 0.95%
Fastly, Inc. - A *	259,208	4,603,534
Total INFORMATION TECHNOLOGY (Cost $82,009,568)		98,675,145
CONSUMER DISCRETIONARY — 15.81%
Hotels, Restaurants & Leisure — 6.06%
Bowlero Corp. *	73,447	1,244,927
Boyd Gaming Corp.	52,387	3,359,054
Playa Hotels & Resorts NV 1,*	387,480	3,719,808
Texas Roadhouse, Inc.	59,928	6,475,820
Wingstop, Inc.	42,957	7,886,046

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Xponential Fitness, Inc. - A *	218,127	$6,628,879
		29,314,534
Automobile Components — 3.30%
Fox Factory Holding Corp. *	15,832	1,921,530
Gentherm, Inc. *	60,791	3,672,992
Visteon Corp. *	65,981	10,347,800
		15,942,322
Household Durables — 3.02%
Installed Building Products, Inc.	39,568	4,511,939
Meritage Homes Corp.	33,678	3,932,243
Skyline Champion Corp. *	82,163	6,181,123
		14,625,305
Specialty Retail — 1.49%
Boot Barn Holdings, Inc. *	64,417	4,936,919
Foot Locker, Inc.	57,377	2,277,293
		7,214,212
Textiles, Apparel & Luxury Goods — 1.17%
Crocs, Inc. *	44,696	5,651,362
Leisure Products — 0.42%
BRP, Inc. [1]	25,912	2,026,319
Diversified Consumer Services — 0.35%
Duolingo, Inc. *	11,881	1,694,112
Total CONSUMER DISCRETIONARY (Cost $66,232,616)		76,468,166
HEALTH CARE — 14.28%
Biotechnology — 8.14%
Apellis Pharmaceuticals, Inc. *	40,381	2,663,531
Biomea Fusion, Inc. *	40,006	1,240,586
Crinetics Pharmaceuticals, Inc. *	222,929	3,580,240
Cytokinetics, Inc. *	38,280	1,347,073
Halozyme Therapeutics, Inc. *	66,093	2,524,092
Karuna Therapeutics, Inc. *	12,181	2,212,557
Krystal Biotech, Inc. *	10,805	865,048
Merus NV 1,*	87,891	1,617,194
Natera, Inc. *	45,546	2,528,714
Nuvalent, Inc. - A *	143,854	3,753,151
Prometheus Biosciences, Inc. *	14,019	1,504,519
Relay Therapeutics, Inc. *	113,628	1,871,453
TG Therapeutics, Inc. *	169,879	2,554,980
Vaxcyte, Inc. *	49,110	1,840,643
Xenon Pharmaceuticals, Inc. 1,*	258,708	9,259,159
		39,362,940
Health Care Equipment & Supplies — 3.54%
Inspire Medical Systems, Inc. *	36,204	8,474,270
PROCEPT BioRobotics Corp. *	86,415	2,454,186
TransMedics Group, Inc. *	82,226	6,226,975
		17,155,431
	Shares, Principal Amount, or Number of Contracts	Value
Pharmaceuticals — 1.84%
Axsome Therapeutics, Inc. *	33,366	$2,058,015
DICE Therapeutics, Inc. *	172,293	4,936,195
Ventyx Biosciences, Inc. *	56,876	1,905,346
		8,899,556
Health Care Providers & Services — 0.76%
Option Care Health, Inc. *	115,329	3,664,002
Total HEALTH CARE (Cost $60,211,775)		69,081,929
CONSUMER STAPLES — 6.94%
Personal Care Products — 4.21%
BellRing Brands, Inc. *	210,711	7,164,174
elf Beauty, Inc. *	102,923	8,475,709
Inter Parfums, Inc.	33,366	4,745,980
		20,385,863
Beverages — 2.20%
Celsius Holdings, Inc. *	59,603	5,539,503
MGP Ingredients, Inc.	23,198	2,243,711
The Duckhorn Portfolio, Inc. *	178,446	2,837,291
		10,620,505
Consumer Staples Distribution & Retail — 0.53%
Performance Food Group Co. *	42,582	2,569,398
Total CONSUMER STAPLES (Cost $23,363,169)		33,575,766
FINANCIALS — 6.59%
Insurance — 3.68%
Kemper Corp.	41,369	2,261,229
Kinsale Capital Group, Inc.	32,653	9,800,798
RenaissanceRe Holdings Ltd. [1]	28,526	5,714,899
		17,776,926
Financial Services — 2.39%
Flywire Corp. *	183,148	5,377,225
Shift4 Payments, Inc. - A *	81,588	6,184,371
		11,561,596
Capital Markets — 0.52%
Evercore, Inc. - A	22,010	2,539,514
Total FINANCIALS (Cost $26,934,689)		31,878,036
ENERGY — 4.04%
Oil, Gas & Consumable Fuels — 2.06%
Cameco Corp. [1]	274,090	7,172,936
Denbury, Inc. *	31,640	2,772,613
		9,945,549
Energy Equipment & Services — 1.98%
ChampionX Corp.	86,765	2,353,934
TechnipFMC PLC 1,*	365,445	4,988,324

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Weatherford International PLC 1,*	37,905	$2,249,662
		9,591,920
Total ENERGY (Cost $18,564,835)		19,537,469
MATERIALS — 3.64%
Metals & Mining — 2.76%
ATI, Inc. *	193,165	7,622,291
Carpenter Technology Corp.	62,004	2,775,299
Osisko Gold Royalties Ltd. [1]	185,874	2,940,527
		13,338,117
Containers & Packaging — 0.88%
O-I Glass, Inc. *	188,088	4,271,478
Total MATERIALS (Cost $14,246,026)		17,609,595
COMMUNICATION SERVICES — 2.22%
Diversified Telecommunication Services — 1.71%
Iridium Communications, Inc.	133,200	8,249,076
Entertainment — 0.51%
World Wrestling Entertainment, Inc. - A	26,988	2,462,925
Total COMMUNICATION SERVICES (Cost $8,401,804)		10,712,001
Total COMMON STOCKS (Cost $405,035,405)		476,578,751
SHORT TERM INVESTMENTS — 2.01%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.70% [2] (Cost $9,728,732)	9,728,732	9,728,732

TOTAL INVESTMENTS (Cost $414,764,137)	100.54%	$486,307,483
Liabilities In Excess of Other Assets	(0.54)%	(2,588,764)
Net Assets	100.00%	$483,718,719

PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.62%
INDUSTRIALS — 26.28%
Construction & Engineering — 5.45%
AECOM	2,074	$174,880
Quanta Services, Inc.	1,629	271,456
Valmont Industries, Inc.	202	64,495
WillScot Mobile Mini Holdings Corp. *	4,193	196,568
		707,399
Aerospace & Defense — 5.08%
Axon Enterprise, Inc. *	1,434	322,435
Curtiss-Wright Corp.	787	138,716
HEICO Corp.	770	131,701
Howmet Aerospace, Inc.	1,541	65,292
		658,144
Building Products — 3.47%
A. O. Smith Corp.	1,892	130,832
Builders FirstSource, Inc. *	2,993	265,719
The AZEK Co, Inc. *	2,269	53,412
		449,963
Trading Companies & Distributors — 2.97%
Core & Main, Inc. - A *	3,189	73,666
SiteOne Landscape Supply, Inc. *	632	86,502
United Rentals, Inc.	331	130,996
WESCO International, Inc.	607	93,806
		384,970
Machinery — 2.41%
AGCO Corp.	999	135,065
Chart Industries, Inc. *	887	111,230
Lincoln Electric Holdings, Inc.	394	66,625
		312,920
Professional Services — 2.35%
CACI International, Inc. - A *	223	66,071
ExlService Holdings, Inc. *	407	65,865
FTI Consulting, Inc. *	524	103,411
KBR, Inc.	1,261	69,418
		304,765
Ground Transportation — 2.28%
Knight-Swift Transportation Holdings, Inc.	2,220	125,608
Saia, Inc. *	626	170,322
		295,930
Commercial Services & Supplies — 1.81%
Clean Harbors, Inc. *	1,090	155,390
MSA Safety, Inc.	590	78,765
		234,155
	Shares, Principal Amount, or Number of Contracts	Value
Electrical Equipment — 0.46%
Regal Rexnord Corp.	424	$59,669
Total INDUSTRIALS (Cost $2,911,244)		3,407,915
INFORMATION TECHNOLOGY — 20.40%
Semiconductors & Semiconductor Equipment — 8.60%
Axcelis Technologies, Inc. *	1,724	229,723
First Solar, Inc. *	1,093	237,727
Impinj, Inc. *	473	64,101
Lattice Semiconductor Corp. *	1,453	138,762
ON Semiconductor Corp. *	4,200	345,744
Rambus, Inc. *	1,932	99,034
		1,115,091
Software — 6.12%
CyberArk Software Ltd. 1,*	777	114,980
Dynatrace, Inc. *	2,286	96,698
Fair Isaac Corp. *	255	179,186
Monday.com Ltd. 1,*	914	130,474
Paycom Software, Inc. *	136	41,345
Paylocity Holding Corp. *	528	104,956
Procore Technologies, Inc. *	2,014	126,137
		793,776
Communications Equipment — 2.75%
Arista Networks, Inc. *	1,720	288,719
Calix, Inc. *	1,263	67,684
		356,403
Technology Hardware, Storage & Peripherals — 1.64%
Super Micro Computer, Inc. *	1,997	212,780
IT Services — 1.29%
MongoDB, Inc. *	716	166,914
Total INFORMATION TECHNOLOGY (Cost $2,187,774)		2,644,964
CONSUMER DISCRETIONARY — 17.33%
Hotels, Restaurants & Leisure — 4.35%
Boyd Gaming Corp.	1,015	65,082
Hyatt Hotels Corp. - A *	1,282	143,315
Planet Fitness, Inc. - A *	1,041	80,854
Texas Roadhouse, Inc.	1,060	114,544
Wingstop, Inc.	871	159,898
		563,693
Specialty Retail — 3.69%
Burlington Stores, Inc. *	454	91,754
Tractor Supply Co.	730	171,579
Ulta Beauty, Inc. *	394	214,994
		478,327
Automobile Components — 3.44%
Mobileye Global, Inc. - A *	4,508	195,061

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Visteon Corp. *	1,603	$251,399
		446,460
Textiles, Apparel & Luxury Goods — 3.36%
Crocs, Inc. *	520	65,749
Deckers Outdoor Corp. *	599	269,281
Skechers USA, Inc. - A *	2,120	100,742
		435,772
Household Durables — 1.98%
DR Horton, Inc.	1,024	100,034
TopBuild Corp. *	756	157,354
		257,388
Distributors — 0.51%
LKQ Corp.	1,156	65,614
Total CONSUMER DISCRETIONARY (Cost $1,880,608)		2,247,254
HEALTH CARE — 13.53%
Biotechnology — 8.06%
Alnylam Pharmaceuticals, Inc. *	377	75,521
Argenx SE - ADR 1,*	352	131,148
Ascendis Pharma A/S - ADR 1,*	1,234	132,309
Crinetics Pharmaceuticals, Inc. *	4,704	75,546
Exact Sciences Corp. *	1,207	81,847
Halozyme Therapeutics, Inc. *	1,774	67,749
Karuna Therapeutics, Inc. *	277	50,314
Natera, Inc. *	1,225	68,012
Neurocrine Biosciences, Inc. *	1,464	148,186
Xenon Pharmaceuticals, Inc. 1,*	5,996	214,597
		1,045,229
Health Care Equipment & Supplies — 4.85%
Inspire Medical Systems, Inc. *	960	224,707
Insulet Corp. *	479	152,782
Penumbra, Inc. *	904	251,936
		629,425
Life Sciences Tools & Services — 0.62%
Charles River Laboratories International, Inc. *	397	80,123
Total HEALTH CARE (Cost $1,592,102)		1,754,777
FINANCIALS — 8.17%
Insurance — 4.19%
Everest Re Group Ltd. [1]	390	139,628
Kemper Corp.	696	38,043
Kinsale Capital Group, Inc.	837	251,226
Ryan Specialty Holdings, Inc. *	2,833	114,000
		542,897
Capital Markets — 2.35%
MarketAxess Holdings, Inc.	517	202,297
	Shares, Principal Amount, or Number of Contracts	Value
Tradeweb Markets, Inc. - A	1,292	$102,094
		304,391
Financial Services — 1.63%
Shift4 Payments, Inc. - A *	2,008	152,206
Toast, Inc. - A *	3,344	59,356
		211,562
Total FINANCIALS (Cost $944,261)		1,058,850
COMMUNICATION SERVICES — 5.10%
Entertainment — 2.48%
Endeavor Group Holdings, Inc. - A *	2,668	63,845
Liberty Media Corp.-Liberty Formula One - C *	1,421	106,334
Warner Music Group Corp. - A	2,549	85,060
World Wrestling Entertainment, Inc. - A	723	65,981
		321,220
Diversified Telecommunication Services — 1.48%
Iridium Communications, Inc.	3,098	191,859
Interactive Media & Services — 1.14%
Pinterest, Inc. - A *	5,440	148,349
Total COMMUNICATION SERVICES (Cost $571,661)		661,428
CONSUMER STAPLES — 3.88%
Food Products — 1.74%
Lamb Weston Holdings, Inc.	2,153	225,031
Consumer Staples Distribution & Retail — 1.24%
BJ's Wholesale Club Holdings, Inc. *	1,229	93,490
Performance Food Group Co. *	1,120	67,581
		161,071
Beverages — 0.90%
Celsius Holdings, Inc. *	1,253	116,454
Total CONSUMER STAPLES (Cost $415,419)		502,556
ENERGY — 2.35%
Oil, Gas & Consumable Fuels — 1.53%
Cameco Corp. [1]	7,598	198,840
Energy Equipment & Services — 0.82%
TechnipFMC PLC 1,*	7,791	106,347
Total ENERGY (Cost $260,088)		305,187
MATERIALS — 1.58%
Metals & Mining — 1.58%
ATI, Inc. *	4,790	189,013

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MP Materials Corp. *	576	$16,238
		205,251
Total MATERIALS (Cost $157,985)		205,251
Total COMMON STOCKS (Cost $10,921,142)		12,788,182
SHORT TERM INVESTMENTS — 2.51%
Northern Institutional Government Portfolio (Shares Class), 4.61% [2] (Cost $326,174)	326,174	326,174

TOTAL INVESTMENTS (Cost $11,247,316)	101.13%	$13,114,356
Liabilities In Excess of Other Assets	(1.13)%	(146,796)
Net Assets	100.00%	$12,967,560

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 3.01%
Leisure Facilities & Services — 3.01%
Playa Resorts Holding B.V., 2022 Term Loan 0.09%, (1-Month USD CME Term SOFR+425 basis points), 1/5/29 [1,2]	$6,136,620	$6,092,497
Total BANK LOANS (Cost $5,951,998)		6,092,497
CORPORATE BONDS — 31.98%
Commercial Support Services — 3.41%
Arrow Bidco LLC 9.50%, 3/15/24 [3,4]	6,910,000	6,910,000
Electric Utilities — 4.69%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [3,5,6]	1,600,000	1,528,976
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [3,4,5,6]	9,050,000	7,964,000
		9,492,976
Entertainment Content — 1.32%
AMC Networks, Inc. 5.00%, 4/1/24	199,000	196,281
TEGNA, Inc. 4.62%, 3/15/28	1,372,000	1,197,070
TEGNA, Inc. 5.00%, 9/15/29	1,478,000	1,277,443
		2,670,794
Industrial Support Services — 0.97%
Williams Scotsman International, Inc. 6.13%, 6/15/25 [3]	1,983,000	1,970,555
Leisure Facilities & Services — 14.30%
Cinemark USA, Inc. 5.88%, 3/15/26 [3]	1,994,000	1,880,821
Cinemark USA, Inc. 5.25%, 7/15/28 [3,4]	6,712,000	5,805,880
Full House Resorts, Inc. 8.25%, 2/15/28 [3]	9,649,000	8,780,590
Golden Entertainment, Inc. 7.62%, 4/15/26 [3]	12,393,000	12,498,340
		28,965,631
Oil & Gas Producers — 3.67%
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/25 [3]	7,212,000	7,425,284
Oil, Gas Services & Equipment — 0.40%
Valaris Ltd. 8.25%, 4/30/28 [3,7]	797,000	808,955
	Shares, Principal Amount, or Number of Contracts	Value
Retail - Discretionary — 1.18%
Kohl's Corp. 3.63%, 5/1/31	$3,534,000	$2,385,309
Technology Hardware — 2.04%
NCR Corp. 5.75%, 9/1/27 [3]	3,414,000	3,355,040
NCR Corp. 6.12%, 9/1/29 [3]	799,000	788,078
		4,143,118
Total CORPORATE BONDS (Cost $66,623,528)		64,772,622
COMMON STOCKS — 44.59%
Asset Management — 4.62%
First Light Acquisition Group, Inc. - A *	68,127	699,664
FTAC Zeus Acquisition Corp. - A *	133,692	1,375,691
Logistics Innovation Technologies Corp. - A *	192,225	1,951,084
Screaming Eagle Acquisition Corp. - A *	525,785	5,336,718
		9,363,157
Banking — 8.65%
Berkshire Hills Bancorp, Inc. [4]	204,506	5,124,920
Blue Foundry Bancorp 4,*	530,602	5,051,331
HarborOne Bancorp, Inc. [4]	123,950	1,512,190
Kearny Financial Corp./MD [4]	719,591	5,843,079
		17,531,520
Biotechnology & Pharmaceuticals — 12.00%
Ascendis Pharma A/S - ADR 2,4,*	13,514	1,448,971
Biohaven Ltd. *	71,277	973,644
Crinetics Pharmaceuticals, Inc. *	324,621	5,213,413
DICE Therapeutics, Inc. 4,*	77,220	2,212,353
Horizon Therapeutics PLC 2,*	66,321	7,238,274
Relay Therapeutics, Inc. 4,*	159,877	2,633,174
Xenon Pharmaceuticals, Inc. 2,4,*	128,193	4,588,028
		24,307,857
Commercial Support Services — 0.85%
Target Hospitality Corp. *	130,245	1,711,419
Entertainment Content — 1.68%
Activision Blizzard, Inc.	39,825	3,408,622
Holding Companies - Diversified — 0.00%
Flag U Founders 8,*,^	24,357	0
Industrial Intermediate Products — 1.95%
Hillman Solutions Corp. 4,*	470,111	3,958,335
Industrial Support Services — 4.25%
WillScot Mobile Mini Holdings Corp. 4,*	183,532	8,603,980

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Leisure Facilities & Services — 7.52%
Golden Entertainment, Inc. 4,*	300,429	$13,071,666
Playa Hotels & Resorts NV 2,*	225,712	2,166,835
		15,238,501
Leisure Products — 1.24%
Topgolf Callaway Brands Corp. *	115,689	2,501,196
Oil & Gas Producers — 0.27%
Vitesse Energy, Inc.	28,403	540,509
Retail - Consumer Staples — 1.56%
Albertsons Cos, Inc. - A	152,357	3,165,978
Total COMMON STOCKS (Cost $92,983,320)		90,331,074
PREFERRED STOCKS — 1.14%
Telecommunications — 1.14%
Telephone and Data Systems, Inc. 6.62%,	22,999	326,816
Telephone and Data Systems, Inc. 6.00%,	141,695	1,985,147
Total PREFERRED STOCKS (Cost $3,954,095)		2,311,963
WARRANTS — 0.06%
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike $11.50 *	151,497	26,997
EQRx, Inc., Exp. 12/31/28, Strike $11.50 *	26,680	4,845
First Light Acquisition Group, Inc., Exp. 10/7/23, Strike $11.50 *	193,125	7,725
FTAC Zeus Acquisition Corp. - A, Exp. 11/23/26, Strike $0.00 *	66,846	2,052
Inspirato, Inc., Exp 1/1/30, Strike $11.50 *	35,733	3,527
Logistics Innovation Technologies Corp., Exp. 6/15/28, Strike $11.50 *	64,075	7,048
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 2,*	121,900	9,996
Screaming Eagle Acquisition Corp. - A, Exp. 5/1/27, Strike $11.50 *	175,261	38,557
Senior Connect Acquisition Corp. I - A, Exp. 12/31/27, Strike $11.50 *	62,919	1,932
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	5,675
X4 Pharmaceuticals, Inc., Exp. 4/12/24, Strike $13.20 *	5,547	111
	Shares, Principal Amount, or Number of Contracts	Value
ZeroFox Holdings, Inc., Exp. 5/23/27, Strike $11.50 *	65,250	$5,246
Total WARRANTS (Cost $9,328)		113,711
SHORT TERM INVESTMENTS — 13.61%
Northern Institutional Treasury Portfolio (Premier Class), 4.51% [9] (Cost $27,580,254)	27,580,254	27,580,254

TOTAL INVESTMENTS (Cost $197,102,523)	94.39%	$191,202,121
Other Assets In Excess of Liabilities	5.61%	11,367,344
Net Assets	100.00%	$202,569,465
INVESTMENT SECURITIES SOLD SHORT — (13.48)%
EXCHANGE-TRADED FUNDS — (13.48)%
iShares Russell 2000 ETF	(59,267)	(10,573,233)
SPDR S&P Biotech ETF *	(79,187)	(6,034,841)
SPDR S&P Regional Banking ETF	(243,756)	(10,691,138)
Total EXCHANGE-TRADED FUNDS (Proceeds $36,422,109)		(27,299,212)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $36,422,109)	(13.48)%	$(27,299,212)

ADR	American Depositary Receipt
CMT	Constant Maturity
PLC	Public Limited Company

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at March 31, 2023. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $59,716,519, which represents 29% of net assets.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2023 (unaudited)

[5]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[6]	Variable rate security. Rates disclosed as of March 31, 2023.
[7]	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable separate rates of such payments are disclosed.
[8]	Special Purpose Acquisition Company (SPAC).
[9]	7 day current yield as of March 31, 2023 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2023 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Financing Index: 1-Day US Federal Fund Effective Rate + 0.6%	Cannae Holdings, Inc. (Monthly)	8/28/2023	GSC	USD	1,207,264	$254,299	$—	$254,299
Financing Index: 1-Month ICE LIBOR USD + 0.6%	Cannae Holdings, Inc. (Monthly)	8/28/2023	GSC	USD	145,731	30,490	—	30,490
Subtotal Appreciation						$284,789	$—	$284,789
3-Day S&P GSCI	Financing Index: 1-Day US Federal Fund Effective Rate - 0.5%	8/28/2023	GSC	USD	1,221,498	$(251,944)	$—	$(251,944)
3-Day S&P GSCI	Financing Index: 1-Month ICE LIBOR USD - 0.5%	8/28/2023	GSC	USD	145,731	(29,885)	—	(29,885)
S&P GSCI	Financing Index: 1-Day US Federal Fund Effective Rate - 0.45%	1/23/2024	GSC	USD	226,657	(307,752)	—	(307,752)
Subtotal Depreciation						$(589,581)	$—	$(589,581)
Net Total Return Swaps outstanding at March 31, 2023						$(304,792)	$—	$(304,792)
GSC - Goldman Sachs International
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Emerging Markets Opportunities Fund, and International Small Cap Growth Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of March 31, 2023:
Assets	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$25,056,742	$—	$25,056,742	$—
Europe
Greece	11,218,325	—	11,218,325	—
Jersey, C.I.	9,378,120	9,378,120	—	—
Netherlands	13,589,995	—	13,589,995	—
Russia	—	—	—	—*
United Kingdom	11,735,936	—	11,735,936	—
Far East
China	681,412,886	90,760,805	590,652,081	—
India	342,942,752	77,037,672	265,905,080	—
Indonesia	71,579,061	—	71,579,061	—
Japan	23,650,238	—	23,650,238	—
Philippines	5,667,340	—	5,667,340	—
Singapore	33,172,453	14,903,997	18,268,456	—
South Korea	202,136,392	—	202,136,392	—
Taiwan	284,444,219	151,745,851	132,698,368	—
Thailand	38,487,623	—	38,487,623	—
Middle East
Israel	14,570,243	—	14,570,243	—
Qatar	8,913,052	—	8,913,052	—
Saudi Arabia	58,670,215	—	58,670,215	—
United Arab Emirates	41,464,773	27,358,914	14,105,859	—
North America
Mexico	98,414,333	98,414,333	—	—
United States	149,644,590	110,760,374	38,884,216	—
South America	111,887,819	111,887,819	—	—
Short Term Investments	108,844,910	108,844,910	—	—
Total	$2,346,882,017	$801,092,795	$1,545,789,222	$—

* Level 3 security has zero value.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of March 31, 2023:
Assets	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$812,442	$812,442	$—	$—
Far East
China	31,129,570	—	31,129,570	—
India	21,741,514	—	21,741,514	—
Indonesia	1,944,870	—	1,944,870	—
South Korea	6,805,248	1,370,148	5,435,100	—
Taiwan	14,969,835	—	14,969,835	—
Vietnam	2,918,171	—	2,918,171	—
Middle East	8,430,775	—	8,430,775	—
North America
Canada	2,245,851	2,245,851	—	—
Mexico	3,050,528	3,050,528	—	—
United States	2,851,141	1,346,648	1,504,493	—
South America	6,386,150	6,386,150	—	—
Preferred Stocks
South America	2,172,369	2,172,369	—	—
Short Term Investments	6,825,806	6,825,806	—	—
Total	$112,284,270	$24,209,942	$88,074,328	$—
The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of March 31, 2023:
Assets	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$398,366	$398,366	$—	$—
Brazil	2,587,203	2,587,203	—	—
Canada	675,967	675,967	—	—
China	6,128,205	1,225,658	4,902,547	—
France	855,344	—	855,344	—
India	4,839,977	1,923,411	2,916,566	—
Indonesia	859,263	—	859,263	—
Italy	392,136	—	392,136	—
Mexico	1,110,858	1,110,858	—	—
Netherlands	596,949	—	596,949	—
Peru	248,893	248,893	—	—
Philippines	242,836	—	242,836	—
Qatar	254,048	—	254,048	—
Saudi Arabia	1,655,412	—	1,655,412	—
Singapore	372,322	—	372,322	—
South Korea	4,921,096	—	4,921,096	—
Taiwan	4,653,616	—	4,653,616	—
Thailand	509,739	—	509,739	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
United Arab Emirates	$946,028	$377,610	$568,418	$—
United States	4,323,868	3,012,237	1,311,631	—
Short Term Investments	1,965,963	1,965,963	—	—
Sovereign Bonds	9,662,694	—	9,662,694	—
Total	$48,200,783	$13,526,166	$34,674,617	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of March 31, 2023:
Assets	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$5,266,250	$—	$5,266,250	$—
Belgium	2,647,941	1,115,217	1,532,724	—
Denmark	8,323,966	—	8,323,966	—
Finland	4,933,324	—	4,933,324	—
France	10,533,994	—	10,533,994	—
Germany	24,006,447	—	24,006,447	—
Ireland	3,964,891	—	3,964,891	—
Italy	6,328,391	—	6,328,391	—
Jersey, C.I.	1,071,455	1,071,455	—	—
Netherlands	5,180,848	—	5,180,848	—
Norway	2,826,574	—	2,826,574	—
Spain	3,347,751	—	3,347,751	—
Sweden	1,030,135	—	1,030,135	—
Switzerland	7,172,084	—	7,172,084	—
United Kingdom	25,053,731	6,345,792	18,707,939	—
Far East
Australia	1,596,395	—	1,596,395	—
China	4,652,574	1,229,688	3,422,886	—
India	1,084,180	—	1,084,180	—
Indonesia	2,343,678	—	2,343,678	—
Japan	41,530,735	—	41,530,735	—
Singapore	742,390	—	742,390	—
South Korea	2,411,247	—	2,411,247	—
Taiwan	2,643,038	—	2,643,038	—
Middle East	2,979,919	2,979,919	—	—
North America
Canada	11,845,415	11,845,415	—	—
Mexico	2,749,753	2,749,753	—	—
United States	4,133,926	—	4,133,926	—
South America	3,099,518	3,099,518	—	—
Preferred Stocks
Europe	2,247,651	—	2,247,651	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short Term Investments	$7,526,662	$7,526,662	$—	$—
Total	$203,274,863	$37,963,419	$165,311,444	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of March 31, 2023:
Assets*	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$171,727,413	$171,727,413	$—	$—
Short Term Investments	775,506	775,506	—	—
Warrants	3,215	3,215	—	—
Total	$172,506,134	$172,506,134	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of March 31, 2023:
Assets*	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$476,578,751	$476,578,751	$—	$—
Short Term Investments	9,728,732	9,728,732	—	—
Total	$486,307,483	$486,307,483	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of March 31, 2023:
Assets*	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$12,788,182	$12,788,182	$—	$—
Short Term Investments	326,174	326,174	—	—
Total	$13,114,356	$13,114,356	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2023:
Assets*	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$6,092,497	$—	$6,092,497	$—
Common Stocks	90,331,074	90,331,074	—	—**

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets*	Total Value at March 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$64,772,622	$—	$64,772,622	$—
Preferred Stocks	2,311,963	2,311,963	—	—
Short Term Investments	27,580,254	27,580,254	—	—
Warrants	113,711	52,663	61,048	—
Total	$191,202,121	$120,275,954	$70,926,167	$—

Liabilities
Exchange-Traded Funds Sold Short	$(27,299,212)	$(27,299,212)	$—	$—
Total	$(27,299,212)	$(27,299,212)	$—	$—

Other Financial Instruments
Total Return Swaps - Assets***	$284,789	$—	$284,789	$—
Total Return Swaps - Liabilities***	(589,581)	—	(589,581)	—
Total Other Financial Instruments	$(304,792)	$—	$(304,792)	$—

* See Schedule of Investments for industry breakout.
** Level 3 security has zero value.
*** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of March 31, 2023, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund and Event Driven Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On March 31, 2023, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2023, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At March 31, 2023, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2023, through March 31, 2023, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) options to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2023, through March 31, 2023, the Micro Cap Growth Fund primarily utilized: 1) warrants to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2023, through March 31, 2023, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.
Swap Contracts
The Emerging Markets Opportunities Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

D. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements.
Effective May 1, 2023: (i) the Driehaus Emerging Markets Opportunities Fund changed its name to the Driehaus Global Fund and its principal investment strategy changed from a multi-asset emerging markets fund to a global core equity fund; (ii) the management fee was changed from 0.90% to 0.65%; (iii) the expense cap was reduced from 0.99% to 0.75%.